ACQUISITIONS - Delaware City Products Pipeline (Details)				3 Months Ended
	May. 14, 2015 bbl / d mi	May. 05, 2015 USD ($) shares	Sep. 16, 2014 bbl / d	Mar. 31, 2015 USD ($)	May. 15, 2015 USD ($)	May. 12, 2015
Maturities of marketable securities				$ 689,697,000
Delaware City West Heavy Crude Unloading Rack [Member]
Oil And Gas Plant, Unloading Capacity | bbl / d			40,000
Delaware City Products Pipeline [Member]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity | bbl / d	125,000
Delaware City Truck Rack [Member]
Oil And Gas Plant, Unloading Capacity | bbl / d	76,000
Number Of Unloading Lanes	15
Subsequent Event [Member]
Repayments of Secured Debt		$ 700,000
Business Acquisition, Transaction Costs					$ 530,000
Subsequent Event [Member] | Delaware City Products Pipeline [Member]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity | bbl / d	125,000
Subsequent Event [Member] | Delaware City Truck Rack [Member]
Oil And Gas Plant, Unloading Capacity | bbl / d	76,000
Number Of Unloading Lanes	15
Subsequent Event [Member] | Senior Secured Notes Issued in 2015 [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.875%				6.875%
Subsequent Event [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Maturities of marketable securities		$ 700,000
Subsequent Event [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Combination, Consideration Transferred		143,000,000
Payments to Acquire Businesses, Gross		112,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		30,500,000
Proceeds from Lines of Credit		23,800,000
Subsequent Event [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member] | Senior Secured Notes Issued in 2015 [Member]
Payments to Acquire Businesses, Gross		$ 88,000,000
Subsequent Event [Member] | Limited Partner [Member] | Common Units [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		1,288,420
Subsequent Event [Member] | Term Loan [Member]
Proceeds from Lines of Credit		$ 700,000